Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 59.4%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	27,636	$ 6,368,993
RTX Corp.	39,060	7,534,674
Textron, Inc.	15,207	1,331,525
TransDigm Group, Inc.	2,339	2,710,807
		17,945,999
Air Freight & Logistics - 0.2%
FedEx Corp.	7,798	2,777,492
Automobile Components - 0.0% *
Aptiv PLC (A)	6,661	462,540
Automobiles - 1.1%
Tesla, Inc. (A)	35,810	13,312,368
Banks - 2.0%
Bank of America Corp.	145,242	7,080,547
Citigroup, Inc.	29,973	3,399,238
Fifth Third Bancorp	62,444	2,901,148
U.S. Bancorp	73,591	3,827,468
Wells Fargo & Co.	93,978	7,481,589
		24,689,990
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	78,287	2,061,297
PepsiCo, Inc.	51,516	7,999,919
		10,061,216
Biotechnology - 1.2%
AbbVie, Inc.	39,432	8,576,066
Neurocrine Biosciences, Inc. (A)	4,152	546,984
Regeneron Pharmaceuticals, Inc.	4,833	3,734,169
Vertex Pharmaceuticals, Inc. (A)	5,927	2,646,643
		15,503,862
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	147,892	30,801,467
Building Products - 0.8%
Carrier Global Corp.	19,826	1,116,402
Masco Corp.	26,956	1,627,334
Trane Technologies PLC	17,086	7,120,419
		9,864,155
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,597	709,707
Blackstone, Inc.	13,115	1,508,094
Charles Schwab Corp.	62,709	5,893,392
CME Group, Inc.	8,202	2,422,460
Morgan Stanley	19,005	3,127,653
State Street Corp.	8,704	1,101,578
		14,762,884
Chemicals - 0.9%
Ecolab, Inc.	21,077	5,606,904
Linde PLC	7,369	3,653,255
PPG Industries, Inc.	19,912	2,128,195
		11,388,354
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	22,683	$ 2,785,019
Motorola Solutions, Inc.	2,214	960,809
		3,745,828
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,342	1,378,688
Vulcan Materials Co.	5,602	1,525,425
		2,904,113
Consumer Finance - 0.5%
American Express Co.	9,348	2,827,583
Capital One Financial Corp.	17,958	3,276,078
		6,103,661
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc.	48,223	5,993,154
Containers & Packaging - 0.0% *
Ball Corp.	5,033	297,501
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	234,229	6,790,299
Comcast Corp., Class A	49,033	1,407,737
		8,198,036
Electric Utilities - 1.2%
Entergy Corp.	33,087	3,717,655
NextEra Energy, Inc.	81,752	7,593,126
NRG Energy, Inc.	2,671	390,340
Southern Co.	35,765	3,452,038
		15,153,159
Electrical Equipment - 0.7%
Eaton Corp. PLC	9,409	3,365,317
Emerson Electric Co.	14,350	1,880,137
GE Vernova, Inc.	3,521	3,073,481
Vertiv Holdings Co., Class A	2,494	624,947
		8,943,882
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	40,352	5,098,475
Corning, Inc.	5,723	778,157
		5,876,632
Energy Equipment & Services - 0.3%
Baker Hughes Co.	58,431	3,567,213
Entertainment - 0.8%
Netflix, Inc. (A)	50,587	4,863,940
Walt Disney Co.	49,877	4,807,145
Warner Music Group Corp., Class A	20,852	532,560
		10,203,645
Financial Services - 2.9%
Affirm Holdings, Inc. (A)	8,772	401,933
Apollo Global Management, Inc.	14,828	1,652,136
Berkshire Hathaway, Inc., Class B (A)	21,752	10,423,558
Corpay, Inc. (A)	9,524	2,771,389
Fidelity National Information Services, Inc.	42,093	1,974,583
Mastercard, Inc., Class A	20,293	10,139,600
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Toast, Inc., Class A (A)	27,694	$ 734,168
Visa, Inc., Class A	25,596	7,736,135
WEX, Inc. (A)	1,848	282,818
		36,116,320
Food Products - 0.4%
Mondelez International, Inc., Class A	80,233	4,624,630
Ground Transportation - 0.2%
Union Pacific Corp.	10,637	2,580,749
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (A)	49,677	3,117,232
Edwards Lifesciences Corp. (A)	38,341	3,070,347
Medline, Inc., Class A (A)	12,175	541,788
Medtronic PLC	43,755	3,791,371
Stryker Corp.	16,143	5,304,428
		15,825,166
Health Care Providers & Services - 0.9%
Cigna Group	9,887	2,637,357
HCA Healthcare, Inc.	2,189	1,035,922
Humana, Inc.	8,333	1,444,859
McKesson Corp.	1,780	1,540,341
UnitedHealth Group, Inc.	15,122	4,091,862
		10,750,341
Health Care REITs - 0.5%
Ventas, Inc.	49,053	4,011,554
Welltower, Inc.	13,900	2,748,169
		6,759,723
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	339	1,427,298
Carnival Corp.	81,195	2,101,327
Chipotle Mexican Grill, Inc. (A)	88,415	2,830,164
DoorDash, Inc., Class A (A)	4,604	691,291
Expedia Group, Inc.	7,743	1,787,781
Hilton Worldwide Holdings, Inc.	16,169	4,916,670
McDonald's Corp.	18,401	5,718,847
Yum! Brands, Inc.	24,113	3,749,089
		23,222,467
Household Durables - 0.1%
Lennar Corp., Class A	6,680	580,091
Household Products - 0.1%
Church & Dwight Co., Inc.	15,792	1,473,709
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	2,677	402,433
Industrial Conglomerates - 0.5%
3M Co.	41,106	5,969,824
Insurance - 1.0%
Aon PLC, Class A	12,284	3,965,030
Arch Capital Group Ltd. (A)	11,051	1,060,785
Arthur J Gallagher & Co.	18,895	4,092,279
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	4,052	$ 1,320,668
Progressive Corp.	7,974	1,580,766
		12,019,528
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A	79,118	22,751,172
Alphabet, Inc., Class C	51,955	14,903,811
Meta Platforms, Inc., Class A	31,606	18,082,741
		55,737,724
IT Services - 0.4%
Accenture PLC, Class A	8,272	1,640,255
Cognizant Technology Solutions Corp., Class A	52,784	3,238,298
		4,878,553
Life Sciences Tools & Services - 0.3%
Danaher Corp.	13,582	2,575,147
Waters Corp. (A)	4,830	1,438,374
		4,013,521
Machinery - 0.8%
Deere & Co.	8,271	4,659,054
Dover Corp.	12,063	2,514,532
Ingersoll Rand, Inc.	14,872	1,191,545
Otis Worldwide Corp.	15,763	1,215,012
		9,580,143
Media - 0.1%
Charter Communications, Inc., Class A (A)	1,710	369,155
EchoStar Corp., Class A (A)	2,051	240,111
Omnicom Group, Inc.	11,340	854,015
		1,463,281
Multi-Utilities - 0.3%
Sempra	40,322	3,918,089
Oil, Gas & Consumable Fuels - 2.1%
Diamondback Energy, Inc.	11,096	2,194,678
EOG Resources, Inc.	43,774	6,328,407
EQT Corp.	23,440	1,491,722
Exxon Mobil Corp.	95,666	16,230,693
		26,245,500
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	16,576	1,101,973
United Airlines Holdings, Inc. (A)	6,190	569,913
		1,671,886
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	75,200	4,560,880
Eli Lilly & Co.	8,805	8,098,575
Johnson & Johnson	42,216	10,319,279
Merck & Co., Inc.	5,350	643,551
		23,622,285
Professional Services - 0.2%
Leidos Holdings, Inc.	17,136	2,664,991
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	23,597	$ 1,472,925
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (A)	20,269	4,123,323
Analog Devices, Inc.	16,581	5,275,079
Broadcom, Inc.	67,512	20,895,639
Lam Research Corp.	30,073	6,425,397
Micron Technology, Inc.	17,100	5,777,064
NVIDIA Corp.	346,195	60,376,408
NXP Semiconductors NV	19,174	3,774,594
Texas Instruments, Inc.	23,242	4,512,202
		111,159,706
Software - 5.1%
AppLovin Corp., Class A (A)	1,802	717,196
Autodesk, Inc. (A)	7,972	1,908,497
Cadence Design Systems, Inc. (A)	6,572	1,826,162
Fortinet, Inc. (A)	8,626	704,917
Intuit, Inc.	7,148	3,090,652
Microsoft Corp.	108,757	40,258,579
Oracle Corp.	37,542	5,522,803
Palantir Technologies, Inc., Class A (A)	22,644	3,312,364
Roper Technologies, Inc.	1,731	612,532
Salesforce, Inc.	2,435	454,541
ServiceNow, Inc. (A)	46,166	4,826,655
		63,234,898
Specialized REITs - 0.5%
American Tower Corp.	4,458	769,362
Equinix, Inc.	3,616	3,544,548
SBA Communications Corp.	7,228	1,244,011
		5,557,921
Specialty Retail - 1.3%
AutoZone, Inc. (A)	774	2,614,402
Burlington Stores, Inc. (A)	8,187	2,663,886
Lowe's Cos., Inc.	28,199	6,662,860
Ross Stores, Inc.	17,958	3,890,241
		15,831,389
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	191,088	48,496,223
Seagate Technology Holdings PLC	9,927	3,889,002
Western Digital Corp.	8,197	2,217,207
		54,602,432
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	34,216	1,807,289
Tobacco - 0.6%
Altria Group, Inc.	22,739	1,500,547
Philip Morris International, Inc.	32,884	5,437,040
		6,937,587
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,501	1,093,569
Total Common Stocks (Cost $508,407,167)		738,375,821

	Principal	Value
CORPORATE DEBT SECURITIES - 14.4%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,401,000	$ 1,128,789
5.81%, 05/01/2050	742,000	717,311
6.53%, 05/01/2034	252,000	274,514
6.86%, 05/01/2054	430,000	473,247
General Electric Co.
4.13%, 10/09/2042	477,000	400,336
4.50%, 03/11/2044	646,000	572,476
5.88%, 01/14/2038	126,000	134,042
HEICO Corp.
5.35%, 08/01/2033	1,072,000	1,090,652
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (B)	389,000	385,967
		5,177,334
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	532,000	497,908
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (B)	173,000	170,547
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	600,000	570,062
		1,238,517
Automobiles - 0.2%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	508,000	525,320
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,368,000	1,392,381
		1,917,701
Banks - 2.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	800,000	806,762
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (C), 02/06/2037	1,619,000	1,597,464
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,637,000	2,720,301
Barclays PLC
Fixed until 02/24/2036, 5.21% (C), 02/24/2037	1,571,000	1,520,391
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,693,000	1,843,830
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	734,000	721,694
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (C), 01/29/2037	1,243,000	1,210,835
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	1,138,000	1,128,413
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	$ 1,120,000	$ 994,314
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	833,000	814,401
Fixed until 02/02/2036, 5.39% (C), 02/02/2041	1,180,000	1,140,058
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	829,000	955,136
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (C), 01/22/2037	1,392,000	1,362,085
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	1,146,000	1,162,033
Fixed until 02/05/2036, 5.19% (C), 02/05/2037	1,160,000	1,139,893
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	414,000	430,179
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	397,000	424,257
Morgan Stanley
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	1,363,000	1,353,823
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	1,061,000	1,024,207
Fixed until 04/19/2034, 5.83% (C), 04/19/2035	890,000	923,987
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,255,000	1,297,336
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	660,000	646,568
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	235,000	246,122
UBS Group AG
Fixed until 08/10/2031, 4.59% (C), 08/10/2032 (B)	713,000	700,792
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	913,000	930,695
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,024,000	1,047,887
		28,143,463
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	849,000	711,836
Constellation Brands, Inc.
4.95%, 11/01/2035	649,000	626,497
		1,338,333
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	488,000	351,674
5.60%, 03/02/2043	468,000	461,278
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (B)	$ 488,000	$ 430,653
Gilead Sciences, Inc.
5.10%, 06/15/2035	827,000	835,526
Royalty Pharma PLC
2.20%, 09/02/2030	649,000	584,543
5.20%, 09/25/2035	532,000	525,048
		3,188,722
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	277,000	240,207
5.40%, 04/07/2035	562,000	571,492
Carlisle Cos., Inc.
5.25%, 09/15/2035	351,000	350,980
Owens Corning
4.30%, 07/15/2047	817,000	648,208
Vulcan Materials Co.
5.35%, 12/01/2034	647,000	657,310
		2,468,197
Capital Markets - 0.1%
Ares Capital Corp.
5.25%, 04/12/2031	1,340,000	1,295,364
Blackstone Secured Lending Fund
5.25%, 09/04/2029	373,000	365,455
		1,660,819
Chemicals - 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	534,000	531,844
OCP SA
6.75%, 05/02/2034 (B)	565,000	587,779
Westlake Corp.
5.55%, 11/15/2035 (D)	633,000	630,931
		1,750,554
Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (B)	544,000	519,710
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	801,000	808,813
Eaton Corp.
4.80%, 03/06/2036	494,000	487,722
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,032,000	1,041,498
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	506,000	518,837
Quanta Services, Inc.
2.90%, 10/01/2030	616,000	571,371
5.25%, 08/09/2034	286,000	287,713
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	343,000	335,841
Veralto Corp.
5.45%, 09/18/2033	481,000	491,188
		5,062,693
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.4%
America Movil SAB de CV
4.38%, 07/16/2042	$ 250,000	$ 215,200
NTT Finance Corp.
4.62%, 07/16/2028 (B)	626,000	628,380
Orange SA
4.75%, 01/13/2033 (B)	479,000	473,646
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	784,996
3.88%, 04/15/2030	550,000	535,629
5.00%, 02/15/2036	951,000	936,654
Verizon Communications, Inc.
2.99%, 10/30/2056	1,334,000	782,826
4.75%, 01/15/2033	481,000	475,054
		4,832,385
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	613,000	617,291
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	949,000	821,498
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040	268,000	267,027
Diversified REITs - 0.4%
American Tower Trust #1
3.65%, 03/15/2048 (B)	716,000	708,236
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	710,000	695,969
5.63%, 03/01/2036	815,000	792,667
Safehold GL Holdings LLC
6.10%, 04/01/2034 (D)	842,000	884,770
SBA Tower Trust
1.63%, 05/15/2051 (B)	848,000	834,144
VICI Properties LP
4.95%, 02/15/2030	1,011,000	1,009,383
		4,925,169
Electric Utilities - 0.7%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	1,007,808	1,012,134
CMS Energy Corp.
4.88%, 03/01/2044	145,000	127,311
Constellation Energy Generation LLC
5.88%, 01/15/2066	546,000	524,190
Duke Energy Corp.
3.75%, 09/01/2046	1,430,000	1,055,210
4.95%, 09/15/2035	1,288,000	1,255,600
Duke Energy Indiana LLC
4.95%, 03/15/2036	270,000	265,802
Edison International
4.80%, 03/15/2031	1,256,000	1,226,070
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	181,000	181,046
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 802,000	$ 718,756
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	1,315,000	1,277,025
5.35%, 01/31/2036 (B)	966,000	944,935
6.88%, 04/15/2032 (B)	596,000	616,829
		9,204,908
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (B)	112,000	111,332
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	423,000	433,621
Hubbell, Inc.
4.80%, 11/15/2035	970,000	944,639
Keysight Technologies, Inc.
4.95%, 10/15/2034	343,000	339,411
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	697,000	666,564
Tyco Electronics Group SA
5.00%, 05/09/2035	1,053,000	1,049,502
		3,433,737
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	1,139,000	1,107,062
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	247,000	250,852
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	1,226,000	1,256,208
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	404,000	389,905
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	1,232,000	1,194,337
Fixed until 01/30/2036, 5.40% (C), 01/30/2037	609,000	596,739
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	1,298,000	1,329,474
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	270,000	274,632
Gabx Leasing LLC
5.30%, 04/15/2036 (B)	493,000	483,931
LPL Holdings, Inc.
5.70%, 05/20/2027	419,000	422,869
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	688,000	694,348
TPG Operating Group II LP
4.88%, 05/15/2031	674,000	661,044
UWM Holdings LLC
6.25%, 03/15/2031 (B)	726,000	661,158
6.63%, 02/01/2030 (B)	567,000	534,778
		9,857,337
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (B)	$ 974,000	$ 952,909
6.25%, 03/15/2033 (B)	136,000	136,912
BAT Capital Corp.
4.54%, 08/15/2047	940,000	763,217
5.63%, 08/15/2035	977,000	1,004,806
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,238,000	1,232,695
Cargill, Inc.
5.13%, 02/11/2035 (B)	770,000	780,251
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,075,000	1,084,082
J.M. Smucker Co.
6.50%, 11/15/2043	411,000	428,372
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,362,000	1,362,627
Kroger Co.
5.00%, 09/15/2034	515,000	508,492
Philip Morris International, Inc.
4.63%, 10/29/2035	1,219,000	1,172,642
Pilgrim's Pride Corp.
6.88%, 05/15/2034	643,000	694,159
Sysco Corp.
5.40%, 03/23/2035	539,000	535,081
		10,656,245
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
4.75%, 03/15/2038	665,000	644,855
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	262,000	257,199
Baxter International, Inc.
5.65%, 12/15/2035	629,000	614,296
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	322,000	315,652
		1,832,002
Health Care Providers & Services - 0.6%
Centene Corp.
3.38%, 02/15/2030	722,000	652,210
Cigna Group
2.40%, 03/15/2030	537,000	496,072
5.25%, 01/15/2036	899,000	900,159
Elevance Health, Inc.
5.70%, 09/15/2055	606,000	576,240
HCA, Inc.
4.90%, 11/15/2035	1,014,000	980,345
6.00%, 04/01/2054	679,000	655,373
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	312,000	293,435
Humana, Inc.
Fixed until 06/15/2031, 6.63% (C), 09/15/2056	881,000	846,627
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 911,000	$ 886,999
UnitedHealth Group, Inc.
5.15%, 07/15/2034	662,000	667,644
		6,955,104
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	674,000	658,212
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (B)	435,000	434,859
6.13%, 02/15/2033 (B)	639,000	645,406
Hyatt Hotels Corp.
5.40%, 12/15/2035	600,000	587,681
Marriott International, Inc.
5.10%, 05/01/2038	773,000	734,884
MGM Resorts International
6.13%, 09/15/2029	891,000	896,279
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	1,042,000	991,270
		4,290,379
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	335,000	327,086
Insurance - 0.6%
American International Group, Inc.
5.45%, 05/07/2035	400,000	407,991
Brown & Brown, Inc.
5.25%, 06/23/2032	284,000	283,214
5.55%, 06/23/2035	1,094,000	1,092,547
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	2,287,000	2,289,752
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	378,000	384,941
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	800,000	817,516
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	953,000	865,739
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	204,000	208,653
RGA Global Funding
5.05%, 12/06/2031 (B)	1,258,000	1,258,166
		7,608,519
Internet & Catalog Retail - 0.3%
AppLovin Corp.
5.50%, 12/01/2034	777,000	770,567
Expedia Group, Inc.
5.40%, 02/15/2035 (D)	1,051,000	1,042,662
Meta Platforms, Inc.
4.20%, 11/15/2030	1,055,000	1,044,763
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 386,000	$ 377,897
		3,235,889
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	210,221
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	998,000	965,615
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,013,000	980,571
		2,156,407
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	446,000	445,620
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,134,000	1,073,911
Ingersoll Rand, Inc.
5.45%, 06/15/2034	626,000	639,193
		2,158,724
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	661,000	551,274
Comcast Corp.
2.94%, 11/01/2056	413,000	228,787
NBCUniversal Media LLC
4.45%, 01/15/2043	614,000	509,816
		1,289,877
Metals & Mining - 0.1%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	845,000	845,020
Glencore Funding LLC
2.63%, 09/23/2031 (B)	811,000	722,732
		1,567,752
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	400,000	399,224
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	614,000	610,629
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,278,000	1,339,741
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,109,000	1,125,853
Ecopetrol SA
7.75%, 02/01/2032	686,000	692,767
Enbridge, Inc.
4.90%, 06/20/2030	702,000	709,348
5.45%, 03/27/2036	306,000	308,637
5.63%, 04/05/2034	926,000	955,159
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.55%, 02/15/2028	$ 429,000	$ 437,203
5.95%, 10/01/2043	473,000	459,848
Equinor ASA
4.75%, 11/14/2035	1,491,000	1,468,065
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	517,000	518,149
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	465,000	470,860
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	530,000	541,408
ONEOK, Inc.
6.10%, 11/15/2032	998,000	1,051,371
Ovintiv, Inc.
6.50%, 08/15/2034	844,000	899,486
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	657,574
6.84%, 01/23/2030	596,000	597,316
7.69%, 01/23/2050	166,000	143,754
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)	1,024,000	1,042,359
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	651,000	648,297
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (B)	1,050,000	1,008,422
Sunoco LP
5.63%, 03/15/2031 (B)	172,000	171,211
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	1,143,000	1,131,428
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (B)	735,000	728,512
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,288,000	1,443,562
Western Midstream Operating LP
6.15%, 04/01/2033	668,000	697,178
Williams Cos., Inc.
5.40%, 03/04/2044	82,000	76,264
		19,323,772
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	554,000	559,543
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	337,858	329,162
Southwest Airlines Co.
4.38%, 11/15/2028	1,087,000	1,072,912
United Airlines Pass-Through Trust
3.75%, 03/03/2028	485,987	484,808
		1,886,882
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (B)	802,000	792,685
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	327,000	316,827
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Cencora, Inc.
4.90%, 02/13/2036	$ 489,000	$ 479,095
CVS Health Corp.
5.45%, 09/15/2035	1,015,000	1,018,947
6.00%, 06/01/2044	744,000	732,482
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,078,000	1,110,974
Merck & Co., Inc.
5.00%, 05/17/2053	329,000	296,497
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	592,000	558,608
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	964,000	964,072
		6,270,187
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	684,000	689,985
Retail REITs - 0.1%
Store Capital LLC
4.95%, 02/11/2031 (B)	821,000	813,847
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	859,000	729,794
4.95%, 01/15/2036	849,000	837,327
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	957,000	968,960
5.90%, 01/25/2033 (B)	582,000	598,361
Intel Corp.
4.80%, 10/01/2041	786,000	687,077
Kioxia Holdings Corp.
6.25%, 07/24/2030 (B)	1,520,000	1,544,516
Microchip Technology, Inc.
5.05%, 03/15/2029	810,000	821,761
Micron Technology, Inc.
5.30%, 01/15/2031	833,000	871,914
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	360,838
5.25%, 08/19/2035	892,000	889,297
		8,309,845
Software - 0.5%
Fair Isaac Corp.
6.25%, 09/15/2034 (B)	562,000	552,745
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	806,000	799,674
Fiserv, Inc.
5.45%, 03/02/2028	692,000	701,829
Intuit, Inc.
5.50%, 09/15/2053	321,000	295,251
Oracle Corp.
5.70%, 02/04/2036	856,000	823,034
5.88%, 09/26/2045	670,000	578,037
5.95%, 09/26/2055	258,000	217,048
6.90%, 11/09/2052	787,000	743,029
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Roper Technologies, Inc.
4.90%, 10/15/2034	$ 723,000	$ 698,090
Salesforce, Inc.
5.55%, 03/15/2036	540,000	538,320
Synopsys, Inc.
5.15%, 04/01/2035	509,000	509,973
5.70%, 04/01/2055	365,000	348,970
		6,806,000
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,094,000	1,086,378
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,775,000	1,577,090
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (B)	465,000	449,882
GXO Logistics, Inc.
2.65%, 07/15/2031	1,253,000	1,115,304
6.50%, 05/06/2034	482,000	505,794
United Parcel Service, Inc.
5.25%, 05/14/2035 (D)	509,000	520,175
		5,254,623
Total Corporate Debt Securities (Cost $183,174,439)		179,677,750
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	120,981	122,460
5.50%, 07/01/2037 - 07/01/2053	3,340,454	3,368,854
6.00%, 12/01/2037	11,241	11,773
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	38,169	37,811
4.00%, 06/01/2042	37,314	36,039
4.50%, 06/01/2026 - 08/01/2052	2,268,077	2,198,583
5.00%, 04/01/2039 - 02/01/2054	10,948,430	10,867,285
5.50%, 04/01/2037 - 03/01/2053	2,473,750	2,502,453
6.00%, 08/01/2036 - 06/01/2054	2,982,094	3,055,719
6.50%, 05/01/2040	37,877	40,150
1-Year RFUCC Treasury + 1.52%,
5.77% (C), 02/01/2043	8,091	8,274
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (C), 02/16/2053	226,535	3,325
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,297,036
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2041 - 04/01/2056 (E)	10,512,000	8,739,824
2.50%, 04/01/2041 - 04/01/2056 (E)	26,741,000	22,649,172
3.00%, 04/01/2041 - 04/01/2056 (E)	19,683,000	17,406,299
3.50%, 04/01/2041 - 04/01/2056 (E)	10,151,000	9,418,521
4.00%, 04/01/2056 (E)	11,028,000	10,405,179
4.50%, 04/01/2056 (E)	11,085,000	10,697,088
5.00%, 04/01/2056 (E)	5,593,000	5,515,406
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.50%, 04/01/2056 (E)	$ 10,236,000	$ 10,283,146
6.00%, 04/01/2056 (E)	5,779,000	5,890,697
Total U.S. Government Agency Obligations (Cost $125,975,223)		124,555,094
U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury - 8.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,883,000	893,616
1.38%, 08/15/2050	1,131,000	553,041
1.88%, 11/15/2051	766,000	420,791
2.00%, 02/15/2050	1,654,000	962,938
2.25%, 05/15/2041 - 02/15/2052	5,571,000	3,605,647
2.38%, 05/15/2051	2,232,000	1,396,308
2.50%, 02/15/2045 - 05/15/2046	3,147,300	2,180,476
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,381,065
2.88%, 05/15/2049	1,936,900	1,377,015
3.00%, 11/15/2045 - 08/15/2052	6,844,300	4,983,033
3.13%, 05/15/2048	63,000	47,410
3.63%, 02/15/2053 - 05/15/2053	2,491,000	1,998,473
4.00%, 11/15/2052	2,317,000	1,990,719
4.13%, 08/15/2053	1,527,000	1,339,107
4.25%, 02/15/2054 - 08/15/2054	1,981,500	1,774,822
4.50%, 11/15/2054	726,000	678,243
4.63%, 05/15/2044 - 11/15/2055	8,289,000	7,944,698
4.75%, 11/15/2053 - 08/15/2055	3,939,300	3,834,104
5.00%, 05/15/2045	677,000	685,806
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	8,215,000	7,180,511
1.50%, 02/15/2030	3,067,000	2,806,545
1.63%, 05/15/2031	3,136,300	2,797,065
2.63%, 02/15/2029	817,000	790,448
2.75%, 02/15/2028	2,208,000	2,165,651
3.13%, 11/15/2028	540,000	530,592
3.50%, 01/31/2028 - 02/28/2031	3,541,000	3,513,655
3.63%, 05/31/2028 - 09/30/2031	11,009,000	10,864,443
3.75%, 01/31/2031 - 08/31/2031	4,246,000	4,196,702
3.88%, 11/30/2027 - 12/31/2032	11,096,800	11,065,960
4.00%, 05/31/2030 - 11/15/2035	7,192,000	7,198,148
4.13%, 09/30/2027 - 02/15/2036	6,209,000	6,201,359
4.25%, 02/28/2031 - 03/31/2033	2,204,000	2,226,008
4.50%, 05/31/2029	1,257,000	1,281,354
		101,865,753
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,550,254	1,954,131
2.50%, 01/15/2029	6,243,910	6,476,383
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,208,650	4,005,805
		12,436,319
Total U.S. Government Obligations (Cost $121,074,136)		114,302,072
	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.9%
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	$ 1,350,000	$ 1,378,793
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	1,900,000	1,934,750
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	545,981	549,224
Series 2025-NQM3, Class A1, 5.57% (C), 03/25/2065 (B)	1,029,493	1,033,857
BX Trust
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (B)	1,142,000	1,148,013
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,386,817	1,277,110
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	84,584	83,484
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	537,785	540,787
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (B)	578,229	575,316
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,629,908	1,375,963
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,614,463	1,457,284
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.09% (C), 12/25/2036	29,475	27,470
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.30% (C), 11/13/2042 (B)	1,805,000	1,783,519
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	612,338	608,343
Series 2026-NQM1, Class A1, 4.79% (C), 12/25/2070 (B)	1,283,597	1,270,348
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	1,545,000	1,580,948
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	1,300,000	1,252,652
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	28,644	28,310
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	68,342	65,596
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	62,062	60,346
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	245,841	234,932
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	$ 66,990	$ 64,454
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	122,590	119,065
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	129,443	125,482
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	223,773	212,000
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	290,151	278,011
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	319,467	310,594
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	323,137	313,200
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	495,532	478,757
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	357,877	345,069
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	379,545	370,141
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	206,870	201,300
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	800,146	748,629
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	847,305	799,780
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	558,427	557,255
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	652,894	656,326
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	249,831	251,144
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	644,566	650,562
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	900,146	907,173
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	1,109,003	1,105,429
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	882,922	887,025
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	1,307,279	1,300,794
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	239,377	235,505
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	164,295	162,263
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	36,367	36,191
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	712,085	673,687
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,208,098	1,171,111
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	1,892,704	1,724,997
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,352,315	1,264,674
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	$ 426,868	$ 406,233
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	1,703,176	1,627,510
Total Mortgage-Backed Securities (Cost $37,463,749)		36,251,406
ASSET-BACKED SECURITIES - 2.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	86,693	87,147
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	144,974	135,542
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 0.00% (C), 04/16/2037 (B)(E)	2,350,000	2,350,000
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	1,230,000	1,257,021
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	2,030,000	2,017,517
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	494,594	500,950
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,385,309
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (B)	2,650,000	2,643,215
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	1,215,000	1,227,551
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	368,318	373,322
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	213,230	216,614
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	278,770	282,763
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	489,003	490,829
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	960,308	957,245
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	631,034	638,440
Series 2025-B, Class A, 4.51%, 05/15/2045 (B)	1,672,149	1,663,459
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.67% (C), 10/20/2034 (B)	1,400,000	1,399,706
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	$ 110,412	$ 109,924
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	800,046	732,508
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	102,414	98,994
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	427,933	429,541
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	1,513,252	1,502,214
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,415,000	1,399,247
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,250,000	1,270,737
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	234,755	236,740
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	459,099	467,913
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	576,580	591,813
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	298,921	301,018
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	758,450	757,801
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	391,592	391,454
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,570,000	1,536,007
Total Asset-Backed Securities (Cost $27,508,883)		27,452,541
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	763,000	779,748
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,346,000	1,344,520
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	734,000	707,632
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,148,000	1,130,918
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	550,000	539,869
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	$ 533,000	$ 541,661
Total Foreign Government Obligations (Cost $5,079,467)		5,044,348
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	44,000	47,169
Total Municipal Government Obligation (Cost $48,147)		47,169
COMMERCIAL PAPER - 8.0%
Banks - 0.8%
DBS Bank Ltd.
3.80% (F), 04/09/2026 (B)	2,950,000	2,947,275
DNB Bank ASA
3.71% (F), 04/29/2026 (B)	6,375,000	6,356,512
Sheffield Receivables Co. LLC
3.79% (F), 04/13/2026 (B)	1,000,000	998,656
		10,302,443
Commercial Services & Supplies - 0.4%
Illinois Tool Works, Inc.
3.88% (F), 06/10/2026 (B)	4,825,000	4,788,509
Financial Services - 6.8%
Alinghi Funding Co. LLC
3.84% (F), 04/28/2026 (B)	4,675,000	4,661,058
Anglesea Funding LLC
3.79% (F), 05/05/2026 (B)	5,050,000	5,031,220
Barton Capital SA
3.83% (F), 05/22/2026 (B)	1,500,000	1,491,676
3.88% (F), 06/09/2026 (B)	3,500,000	3,473,595
3.89% (F), 06/02/2026 (B)	500,000	496,623
Bedford Row Funding Corp.
3.79% (F), 06/29/2026 (B)	5,000,000	4,951,375
Britannia Funding Co. LLC
3.83% (F), 06/05/2026 (B)	4,700,000	4,666,636
Columbia Funding Co. LLC
3.83% (F), 05/18/2026 (B)	1,250,000	1,243,607
3.98% (F), 05/27/2026 (B)	3,500,000	3,478,726
Concord Minutemen Capital Co. LLC
3.89% (F), 06/25/2026 (B)	5,000,000	4,952,811
CRC Funding LLC
3.84% (F), 06/24/2026 (B)	3,575,000	3,541,954
GTA Funding LLC
3.97% (F), 04/01/2026 (B)	1,500,000	1,499,845
Liberty Street Funding LLC
3.79% (F), 06/29/2026 (B)	5,250,000	5,198,812
LMA-Americas LLC
3.82% (F), 05/27/2026 (B)	5,200,000	5,168,030
Longship Funding LLC
3.80% (F), 05/13/2026 (B)	5,000,000	4,977,321
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Manhattan Asset Funding Co. LLC
3.89% (F), 06/15/2026 (B)	$ 3,000,000	$ 2,975,448
Mont Blanc Capital Corp.
3.86% (F), 06/04/2026 (B)	3,000,000	2,979,146
4.05% (F), 06/16/2026 (B)	2,000,000	1,983,428
Nieuw Amsterdam Receivables Corp. BV
3.86% (F), 06/09/2026 (B)	5,000,000	4,962,537
Ranger Funding Co. LLC
3.99% (F), 06/12/2026 (B)	3,000,000	2,976,482
Versailles Commercial Paper LLC
3.85% (F), 04/06/2026	3,200,000	3,198,010
Verto Capital I-A LLC
3.85% (F), 06/04/2026 (B)	3,750,000	3,723,063
3.89% (F), 04/29/2026 (B)	1,350,000	1,345,729
Victory Receivables Corp.
3.89% (F), 06/11/2026 (B)	5,000,000	4,961,360
		83,938,492
Total Commercial Paper (Cost $99,056,525)		99,029,444
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Bills 3.64% (F), 04/16/2026	10,015,000	9,999,869
Total Short-Term U.S. Government Obligation (Cost $10,000,136)		9,999,869

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	3,200,730	$ 3,200,730
Total Other Investment Company (Cost $3,200,730)		3,200,730

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.35% (F), dated 03/31/2026, to be repurchased at $17,661,044 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $18,013,845.	$ 17,660,382	17,660,382
Total Repurchase Agreement (Cost $17,660,382)		17,660,382
Total Investments (Cost $1,138,648,984)		1,355,596,626
Net Other Assets (Liabilities) - (8.9)%		(111,342,583)
Net Assets - 100.0%		$ 1,244,254,043
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	17	06/18/2026	$5,690,637	$5,585,138	$—	$(105,499)
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$738,375,821	$—	$—	$738,375,821
Corporate Debt Securities	—	179,677,750	—	179,677,750
U.S. Government Agency Obligations	—	124,555,094	—	124,555,094
U.S. Government Obligations	—	114,302,072	—	114,302,072
Mortgage-Backed Securities	—	36,251,406	—	36,251,406
Asset-Backed Securities	—	27,452,541	—	27,452,541
Foreign Government Obligations	—	5,044,348	—	5,044,348
Municipal Government Obligation	—	47,169	—	47,169
Commercial Paper	—	99,029,444	—	99,029,444
Short-Term U.S. Government Obligation	—	9,999,869	—	9,999,869
Other Investment Company	3,200,730	—	—	3,200,730
Repurchase Agreement	—	17,660,382	—	17,660,382
Total Investments	$741,576,551	$614,020,075	$—	$1,355,596,626
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(105,499)	$—	$—	$(105,499)
Total Other Financial Instruments	$(105,499)	$—	$—	$(105,499)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $204,468,326, representing 16.4% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $3,136,452, collateralized by cash collateral of $3,200,730. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at March 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust